Basis of Presentation and Summary of Significant Accounting Policies - ASU 2016-19 Technical Corrections Related to Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Prospective adoption
Assets from acquired software	$ 1,232,998	$ 1,180,582
ASU 2016-19 Technical Corrections
Prospective adoption
Assets from acquired software	13,900
Amortization expense	$ 5,300